5. Property and Equipment	12 Months Ended
Mar. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment, net, consisted of the following at March 31, 2021 and 2020:

	March 31, 2021	March 31, 2020

Gym equipment	$420,880	$163,147
Cages	132,350	124,025
Event assets	92,117	61,319
Furniture and fixtures	16,766	–
Production truck gear	11,740	–
Production equipment	32,875	30,697
Venue lighting system	37,250	–
Leasehold improvements	43,712	–
Electronics hardware and software	124,624	11,845
Trucks trailers and vehicles	197,921	11,210
	1,110,235	402,243
Less: accumulated depreciation	(165,236)	(50,850)
	$944,999	$351,393

Depreciation expense related to these assets for the years ended March 31, 2021 and 2020 amounted to $114,386 and $34,443, respectively.